Profit Sharing Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Sharing Plan [Abstract]
Employer matching contribution (in hundredths)	50.00%
Maximum percentage of employee wages matched (in hundredths)	6.00%
Total cost of profit sharing plan	$ 163,198	$ 163,807	$ 165,027